Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets [Abstract]
Allowances and reserves	$ 270	$ 140
Accrued expenses	122	154
Stock based compensation	996	1,065
Net operating loss carryforwards	91,197	87,426
Income tax credit carryforwards	8,671	8,587
Property and equipment, principally due to differences in depreciation	548	514
Other, net	38	45
Deferred tax assets (Total)	101,842	97,931
Valuation allowance	(101,091)	(97,089)
Total deferred tax assets, net of allowance	751	842
Deferred tax liabilities [Abstract]
Intangibles assets	(751)	(842)
Total deferred tax liability	(751)	(842)
Net deferred tax assets (liability)	$ 0	$ 0